ROU Assets and Operating Lease Liabilities	6 Months Ended
Jun. 30, 2026
Rou Assets And Operating Lease Liabilities
ROU Assets and Operating Lease Liabilities

6. ROU Assets and Operating Lease Liabilities

As of June 30, 2026 and December 31, 2025, the Group subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at Suntec Tower, Singapore	3 years and 1 month from June 1, 2026 to June 30, 2029 (including a one-month rent-free period)
Office at Shanghai, China	2 years from March 3, 2025 to March 9, 2027

a)	Amounts recognized in the unaudited condensed consolidated balance sheets:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Right-of-use assets	$1,048,599	$79,614

Operating lease liabilities
Current	$359,353	$78,281
Non-current	689,740	6,321
	$1,049,093	$84,602

Weighted average remaining lease terms (in years)	2.94	0.81

b)	Information related to operating lease activities during the six months ended June 30, 2026 and 2025 is as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
ROU assets obtained in exchange for operating lease liabilities	$1,023,997	$-

Amortization of ROU assets	55,012	48,272
Accretion of operating lease liabilities	1,009	2,841
Total operating lease expenses	$56,021	$51,113

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

6. ROU Assets and Operating Lease Liabilities (continued)

c)	The following table summarizes the remaining contractual maturities of lease liabilities, categorized by the years in which such lease liabilities are required to be settled, under operating leases as of June 30, 2026:

Twelve months ended June 30,
2027	$377,778
2028	352,399
2029	352,399
Total future lease payments	$1,082,576
Less: imputed interest	33,483
Present value of lease obligations	$1,049,093

The weighted-average discount rate used to determine the operating lease liabilities as of June 30, 2026 and December 31, 2025 was 2.1% and 4.6%, respectively.